Contingencies and commitments (Details) (USD $)	7 Months Ended	12 Months Ended		5 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012 item MHz	Dec. 05, 2012	May 25, 2011 Predecessor Registrant	Dec. 31, 2010 Predecessor Registrant
Commitments
Insurance coverage amount provided by the in-orbit insurance policy for satellite Satmex 6			$ 288,000,000
Transponder capacity required to be provided to the Mexican federal government, at no charge for the duration of the orbital concessions (in megahertz)		362.88
Annual fees payable as a percentage of total value of land		7.50%
Annual fees paid	283,000	496,000		224,000	479,000
Rent expense	378,000	520,000		125,000	494,000
Operating lease
Number of floors in the building leased		2
Term of lease agreement		5 years 3 months 18 days
Minimum future lease payments through September 30, 2013		396,000
Future minimum revenues (Contract Backlog)
2013		90,764,000
2014		41,640,000
2015		24,503,000
2016		13,128,000
2017		9,157,000
Thereafter		50,859,000
Future minimum revenues		230,051,000
Other matters
Estimated cost of teleport's relocation		$ 6,800,000
Period for teleport's relocation		9 months